Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2023
Financial Assets at Amortized Cost
Financial Assets at Amortized Cost

Note 8.  Financial Assets at Amortized Cost

	December 31,	December 31,
	2022	2023

	(in thousands)
Time deposit with original maturities more than three months	$8,314	12,511

The financial assets at amortized cost are in China Yuan (CNY) and US dollar denominated time deposits with original maturities of more than three months and the expected holding period as of December 31, 2022 and 2023 is due in one year or less.

As of December 31, 2022 and 2023, no financial assets at amortized cost were pledged with banks as collaterals.